NUVEEN TRADEWINDS EMERGING MARKETS FUND

SUPPLEMENT DATED JUNE 27, 2016

TO THE PROSPECTUS DATED NOVEMBER 30, 2015

The liquidation of Nuveen Tradewinds Emerging Markets Fund is complete. Any references to Nuveen Tradewinds Emerging Markets Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-TEMP-0616P

NUVEEN GLOBAL GROWTH FUND

SUPPLEMENT DATED JUNE 27, 2016

TO THE PROSPECTUS DATED NOVEMBER 30, 2015

The liquidation of Nuveen Global Growth Fund is complete. Any references to Nuveen Global Growth Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-GGP-0616P